GMO Emerging Country Debt Fund Average Annual Total Returns			12 Months Ended	41 Months Ended	60 Months Ended	120 Months Ended	324 Months Ended	368 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class III
Prospectus [Line Items]
Average Annual Return, Percent			11.67%		3.07%	4.83%		11.93%
Performance Inception Date		Apr. 19, 1994
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.74%		(0.79%)	1.35%		7.07%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.93%		0.67%	2.14%		7.37%
Class III | J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.54%		0.19%	3.00%		8.21%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent			11.79%		3.14%	4.88%	9.34%
Performance Inception Date		Jan. 09, 1998
Class IV | J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.54%		0.19%	3.00%	6.70%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent			11.77%	2.26%
Performance Inception Date		Jul. 29, 2021
Class VI | J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.54%	(1.23%)

[1]	Effective March 1, 2020, the Fund’s benchmark is the J.P. Morgan EMBI Global Diversified. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI + through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.